Stockholders’ Equity (Details) - Schedule of assumption granted warrants - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock Options [Member]
Stockholders’ Equity (Details) - Schedule of assumption granted warrants [Line Items]
Expected dividends	0.00%	0.00%
Expected life of warrant	5 years
Stock Options [Member] | Minimum [Member]
Stockholders’ Equity (Details) - Schedule of assumption granted warrants [Line Items]
Exercise price (in Dollars per share)	$ 1.1	$ 2.09
Expected volatility	165.38%	169.78%
Risk free interest rate	2.69%	0.46%
Expected life of warrant		5 years
Stock Options [Member] | Maximum [Member]
Stockholders’ Equity (Details) - Schedule of assumption granted warrants [Line Items]
Exercise price (in Dollars per share)	$ 1.9	$ 4.89
Expected volatility	166.48%	242.98%
Risk free interest rate	2.95%	1.26%
Expected life of warrant		7 years
Warrants granted [Member]
Stockholders’ Equity (Details) - Schedule of assumption granted warrants [Line Items]
Expected dividends	0.00%	0.00%
Warrants granted [Member] | Minimum [Member]
Stockholders’ Equity (Details) - Schedule of assumption granted warrants [Line Items]
Exercise price (in Dollars per share)	$ 0.2	$ 4.5
Expected volatility	164.34%	232.10%
Risk free interest rate	2.81%	0.82%
Expected life of warrant	5 years	5 years
Warrants granted [Member] | Maximum [Member]
Stockholders’ Equity (Details) - Schedule of assumption granted warrants [Line Items]
Exercise price (in Dollars per share)	$ 6	$ 5.4
Expected volatility	175.30%	237.14%
Risk free interest rate	3.75%	0.89%
Expected life of warrant	5 years 6 months	5 years 6 months